Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

The Company evaluated all events or transactions that occurred subsequent to June 30, 2024, through the date of release of these unaudited interim consolidated financial statements, and has determined that there are no subsequent events that require disclosure or recognition in the financial statements except for the below:

On July 26, 2024, the Company entered into a securities purchase agreement with an investor to issue a Senior Convertible Note in the aggregate principal amount of up to $2.40 million with a maturity date of 24 months after the issuance (the “Note”). In addition, the Company paid to the Investor a $70,000 commitment fee at the closing. The Investor may convert the Note in its sole discretion to the Company’s Class A ordinary shares at $0.213, or 150% of the VWAP of the Class A ordinary shares on the trading day preceding the Note issuance, provided that the conversion price may not be less than $0.029 (the “Floor Price”).